Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2015
Earnings (Loss) Per Share [Text Block]

EARNINGS (LOSS) PER SHARE

A reconciliation of the numerators and denominators of the basic and diluted EPS calculations for the years ended December 31, 2015, 2014 and 2013 is as follows:

	For the year ended Dec. 31, 2015			For the year ended Dec. 31, 2014			For the year ended Dec. 31, 2013
	Loss in euro (Numera- tor)	Shares (Denominator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per-Share Amount
Basic EPS
Income (loss) available to common Shareholders	(1,666,658)	25,021,966	(0.07)	(512,007)	23,600,428	(0.02)	(5,021,229)	20,593,720	(0.24)

Effect of dilutive securities:
Stock options only in the money								-

Diluted EPS
Income (Loss) available to common shareholders, including assumed Conversions	(1,666,658)	25,021,966	(0.07)	(512,007)	23,600,428	(0.02)	(5,021,229)	20,593,720	(0.24)

The effects of dilutive securities, representing a number of shares of 1,978,758, 0 and 2,158,112 for the years ended December 31, 2015, 2014 and 2013 respectively, were excluded from the calculation of earnings per share as a net loss was reported in these periods.